UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22504

Clark Fork Trust

 (Exact Name of Registrant as Specified in Charter)

218 East Front Street, Suite 205, Missoula, Montana 59802

 (Address of Principal Executive Offices)  (Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (406) 541-0130

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

TARKIO FUND

(TARKX)

CLARK FORK TRUST

SEMI-ANNUAL REPORT

November 30, 2019

(UNAUDITED)

Beginning in 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at (800) 231-2901, or submit a signed letter of instruction requesting paperless reports to 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147. If you own these shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

Any time before January 1, 2021, you may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to receive paper copies of your shareholder reports calling the Fund at (800) 231-2901, or by submitting a signed letter of instruction requesting paper reports to 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147.  If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies.  Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

TARKIO FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

NOVEMBER 30, 2019 (UNAUDITED)

When investing in mutual funds, we strongly recommend that every investor take the time to educate herself/himself not only on the fund and its objectives, but the advisor behind the fund as well. Please take the time to read the following to make sure you are comfortable with the Tarkio Fund’s (the “Fund”) investment strategy and criteria.

The Fund’s thesis:  There are a number of companies out there that foster a work environment and culture that enable employees to continually improve themselves by empowering them to make decisions, thus allowing them to flourish and enjoy rewarding careers.  The advisor of your Fund, Front Street Capital Management, Inc. (Front Street), believes that such companies are able to outperform their peers in the marketplace over long periods of time.  I started my investing career way back in 1977 and Michele Blood and I have been using this “employee-empowerment” investment approach since 1988.  Heavily influenced by the work of Phil Fisher in the late 1980’s, we have continued this approach even after Michele and I founded Front Street and then the Fund, focusing Front Street’s research on employee-oriented management philosophies, including continuous improvement (or CCI), Total Quality Management, servant leadership, Conscious Capitalism, and lean manufacturing, among others.  Our investment strategy incorporates a set of management criteria that embody what we have learned to view as the most important themes that underpin these management philosophies.

Front Street uses these criteria for selecting companies for long-term ownership in the Fund.  Namely, we generally look for companies that feature:

•

Integrity of Management

•

Long-Term Focus

•

Purpose and Passion

•

Employee Empowerment – Driving Fear Out of the Organization

•

Teamwork – Cooperation, Not Competition

•

Disciplined Capital Allocation

We strongly believe that companies that feature these characteristics can compound investors’ capital at meaningful rates over long periods of time.  Let’s explore these criteria a bit more.

Integrity of Management

When the Fund purchases stock in a company, we all become an owner of that company, and as such we believe we are a partner in that business.  As the Advisor to the Fund, we try to make sure our partners are trustworthy.  We research our companies extensively, consuming as much information as possible to learn how management conducts itself over time.  When they make promises, do they ultimately deliver?  Over long periods of time, the level management integrity can become clear, especially in times of economic headwinds.  We like to see a track record of consistency between words and actions over a meaningful period before we begin to accumulate a position.

TARKIO FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

Long-Term Focus

We believe that sustained investment success requires long-term investment in quality companies.  What is long term?  I started investing in the Rogers Corporation 32 years ago and have owned it uninterrupted ever since.  Tarkio Fund too has owned 13 companies continuously since the year of its inception.1  We look for businesses aligned with this long-term investment time horizon: companies that embrace continual improvement and that are willing to sacrifice short term profits in order to improve the long-term performance of the business.  During any given short-term period, this could mean that the price of the stock will go down, as the company seeks to gain a long-term competitive advantage, for example by reinvesting in R&D or by avoiding layoffs during a downturn.  The result can (and does) affect the short-term performance of the Fund.  But these periods serve to confirm to us a company’s commitment to the long-term while also providing us an opportunity to acquire shares at a more attractive valuation.  In the short-term, results will often not be linear.  It is paramount that Tarkio Fund investors recognize this and use it to their advantage.

Purpose and Passion

When a company’s purpose for existing is not simply to make money for its shareholders, but rather to fulfil a greater societal need, we believe it can develop a culture of passionate people who are committed to that purpose.  They can work harder, become more engaged and improve over time.  Employee and customer retention can be high.2  They make decisions from a long-term perspective.  Profit and cash become a means to an end.  And we believe these companies can end up significantly outperforming their competitors over time.

Employee Empowerment – Driving Fear Out of the Organization

We believe employees are generally motivated more by a feeling of a sense of accomplishment than by the size of their paycheck.  The Tarkio Fund seeks out companies that give employees at every level of the organization the ability to make decisions without fear of being reprimanded.  Overcoming a challenge, no matter how small, creates a sense of accomplishment that in many companies is reserved only for managers.  We look for companies that encourage all employees to problem solve and to take on responsibility in order to contribute to the success of the organization.  We think the result is greater employee engagement, lower turnover, and more efficient and innovative problem solving at all levels.  Over the long term, we believe a company can leverage these factors to become a learning organization that continues to improve over time.

________________________________

1. This number includes three companies – Level Three Communications, Oclaro and Total Systems Services – that were acquired by Century Link, Inc., Lumentum Holdings and Global Payments, Inc., respectively.  In connection with these acquisitions, we acquired positions in each of these successor companies, which the Fund still holds today.

2. Businesses like Costco, The Container Store and Starbucks can develop an almost cult-like following among employees and customers.

TARKIO FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

Teamwork – Cooperation, Not Internal Competition

Although humans are naturally competitive (we compete for finite resources), we believe internal competition in an organization is a disease that needs to be identified and rooted out by management.  We try to find companies that incent cooperation and cross-functional learning and work to curb internal competition.  Often a company will try to encourage competition in order to get more out of their workforce. Over time, we think the result is a fragmented organization with barriers to effective communication and problem solving, resulting in wasted time, energy and capital. We think a company that can freely share information and solve problems as a team is better equipped to move quickly in a rapidly changing economic environment.  By sharing (rather than hoarding) information, employees can more efficiently solve problems, improve their workspace and develop and refine best practices.

Disciplined Capital Allocation

Lastly, a company can win in the marketplace, but over the long term “all is for naught” unless they are prudent with how they spend their hard-earned cash flow.

We aim to be long term investors in businesses we have identified that best meet the above criteria.  There is always some balancing act between the qualitive factors in a business and the market valuation of the company.  We may change the mix of portfolio companies in the Fund to weigh more heavily the positions we expect to grow or where there is a large gap between our calculation of intrinsic value and the company’s stock price.  Sometimes this results in heavily weighting a company that we believe is in the early stages of a cultural transformation.  This is often where we believe we can see more potential in a company than Wall Street.  It is worth noting that the Fund also invests in communication technology and services companies, which is an industry we have invested in for the past thirty years and which we anticipate being a growing sector far into the future.

The Tarkio Fund aims to buy these types of businesses at attractive prices and hold them over long periods of time.  As a result, over shorter periods the Fund’s performance often diverges from that of the general market both positively and negatively in our efforts to beat the market over the coming decades.  Consequently, our communications to Fund shareholders, which can be found on the Fund’s website www.tarkiofund.com, are intended to more fully explain our process so investors can determine whether our somewhat narrow investment philosophy aligns with their investment objectives.  The Tarkio Fund is not managed to minimize the impact of short-term fluctuations.  Our objective is to manage a Fund with a stable shareholder base, not with a larger asset base.  Our objective is to grow the Fund by compounding capital at meaningful rates over long periods of time.  We think investing the Fund’s assets according the investment criteria above, combined with the advantage of a stable shareholder base, is the best way to achieve this objective.  If you agree, we believe you are in the right mutual fund, and we don’t think you’ll be disappointed.

We thank you for your interest in the Tarkio Fund.

TARKIO FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
1.88%
Communication Services
7.15%
Consumer Cyclical
5.05%
Consumer Defensive
4.07%
Financial Services
7.83%
Healthcare
0.05%
Industrials
35.47%
Money Market Fund
0.17%
Real Estate
5.10%
Technology
33.23%

Sectors are categorized using Morningstar® classifications.

TARKIO FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2019 (UNAUDITED)

Shares		Value

COMMON STOCK - 99.53%

Communications Equipment - 7.12%
106,781	Lumenthum Holdings, Inc. *	$ 7,865,488

Construction Machinery & Equipment - 6.43%
444,465	Manitowoc Co., Inc. *	7,111,440

Dental Equipment & Supplies - 0.05%
1,800	Envista Holdings Corp. *	50,616

Drawing & Insulation of Nonferrous Wire - 1.88%
71,350	Corning, Inc.	2,072,004

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.73%
463,800	General Electric Co.	5,227,026

Fire, Marine & Casualty Insurance - 5.47%
8,475	Berkshire Hathaway, Inc. Class B *	1,867,043
2,625	Fairfax Financial Holdings, Ltd. (Canada) *	1,193,895
2,625	Markel Corp. *	2,980,819
		6,041,757
Industrial Instruments for Measurement, Display & Control - 14.81%
227,650	Cognex Corp.	11,423,477
33,850	Danaher Corp.	4,941,423
		16,364,900
Industrial Trucks, Tractors, Trailers & Stackers - 3.35%
132,050	Terex Corp.	3,706,643

Land Subdividers & Developers (No Cemeteries) - 5.08%
295,525	The St. Joe Co. *	5,614,975

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.11%
173,975	Evans & Sutherland Computer Corp. *	125,262

National Commercial Banks - 2.34%
19,650	JPMorgan Chase & Co.	2,589,084

Office Furniture - 4.59%
106,125	Herman Miller, Inc.	5,070,653

Optical Instruments & Lenses - 0.17%
6,518	II-VI, Inc. *	190,260

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

Shares		Value

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 8.54%
72,550	Rogers Corp. *	9,432,951

Printed Circuit Boards - 0.76%
47,675	Kimball Electronics, Inc. *	836,220

Pumps & Pumping Equipment - 2.85%
93,500	Colfax Corp. *	$ 3,150,950

Retail-Catalog & Mail-Order Houses - 0.02%
15	Amazon.com, Inc. *	27,012

Retail-Eating Places - 0.99%
1,350	Chipotle Mexican Grill, Inc. *	1,098,792

Retail-Home Furniture, Furnishings & Equipment Stores - 4.01%
1,066,150	The Container Store Group, Inc. *	4,435,184

Retail-Variety Stores - 4.06%
14,970	Costco Wholesale Corp.	4,488,156

Services-Business Services - 4.63%
28,272	Global Payments, Inc.	5,120,059

Services-Prepackaged Software - 3.35%
87,950	National Instruments Corp.	3,704,454

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.87%
36,700	Nucor Corp.	2,068,412

Telephone & Telegraph Apparatus - 0.88%
25,750	Ciena Corp. *	977,470

Telephone Communications (No Radiotelephone) - 7.13%
543,884	CenturyLink, Inc.	7,880,879

Trucking (No Local) - 4.31%
1,363,800	YRC Worldwide, Inc. (a) *	4,759,662

TOTAL FOR COMMON STOCK (Cost $86,374,887) - 99.53%		110,010,309

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 0.17%
184,300	Federated Government Obligations Fund - Institutional Class 1.53% ** (Cost $184,300)	184,300

TOTAL INVESTMENTS (Cost $86,559,187) - 99.70%		110,194,609

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.30%		335,442

NET ASSETS - 100.00%		$110,530,051

* Non-income producing securities during the period.

** The rate shown represents the 7-day yield at November 30, 2019.

(a) The Fund and the Adviser, in combination, owned more than 5% of the outstanding voting shares of the company during the six months ended November 30, 2019.

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2019 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $76,994,973)	$105,434,947
Investment in Affiliated Security, at Value (Cost $9,564,214)	4,759,662
Cash	1,000
Receivables:
Shareholder Subscriptions	12,515
Securities Sold	300,995
Dividends and Interest	209,153
Total Assets	110,718,272
Liabilities:
Payables:
Securities Purchased	98,409
Accrued Adviser Fees	67,359
Accrued Service Fees	22,453
Total Liabilities	188,221
Net Assets	$110,530,051

Net Assets Consist of:
Paid In Capital	$ 82,154,052
Distributable Earnings	28,375,999
Net Assets, for 5,353,848 Shares Outstanding (unlimited shares authorized)	$110,530,051

Net asset value, offering price, and redemption price per share	$ 20.64

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

STATEMENT OF OPERATIONS

For the six months ended NOVEMBER 30, 2019 (UNAUDITED)

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$ 570,861
Interest	2,246
Total Investment Income	573,107

Expenses:
Advisory Fees (Note 4)	393,207
Interest Fees	50
Service Fees (Note 4)	131,069
Total Expenses	524,326

Net Investment Income	48,781

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	3,379,920
Net Realized Loss on Affiliated Investments	(1,828,399)
Net Change in Unrealized Appreciation on Investments	17,468,125
Net Change in Unrealized Depreciation on Affiliated Investments	(4,804,552)
Net Realized and Unrealized Gain on Investments	14,215,094

Net Increase in Net Assets Resulting from Operations	$ 14,263,875

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	11/30/2019	5/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 48,781	$ 759,030
Net Realized Gain on Investments	3,379,920	3,152,621
Net Realized Gain (Loss) on Affiliated Investments	(1,828,399)	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	17,468,125	(8,036,580)
Net Change in Unrealized Depreciation on Affiliated Investments	(4,804,552)	(6,051,676)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,263,875	(10,176,605)

Distributions to Shareholders:
Distributions	-	(2,807,411)
Total Dividends and Distributions Paid to Shareholders	-	(2,807,411)

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	2,166,980	11,592,923
Net Asset Value of Shares Issued on Reinvestment of Dividends	-	2,807,411
Cost of Shares Redeemed	(3,464,132)	(6,542,974)
Net Increase (Decrease) in Net Assets from Shareholder Activity	(1,297,152)	7,857,360

Net Assets:
Net Increase (Decrease) in Net Assets	12,966,723	(5,126,656)
Beginning of Period	97,563,328	102,689,984
End of Period	$110,530,051	$ 97,563,328

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period:

	(Unaudited) Six Months Ended 11/30/2019

		Years Ended
		5/31/2019	5/31/2018	5/31/2017	5/31/2016	5/31/2015

Net Asset Value, at Beginning of Period	$ 18.00	$ 20.52	$ 18.93	$ 14.40	$ 15.12	$ 13.67

Income (Loss) From Operations:
Net Investment Income (Loss) *	0.01	0.14	0.07	(0.01)	- (a)	- (a)
Net Realized and Unrealized Gain (Loss) on Investments	2.63	(2.12)	1.89	4.62	(0.67)	1.77
Total from Investment Operations	2.64	(1.98)	1.96	4.61	(0.67)	1.77

Distributions:
Net Investment Income	-	(0.11)	(0.04)	(0.01)	-	- (a)
Realized Gains	-	(0.43)	(0.33)	(0.07)	(0.05)	(0.32)
Total from Distributions	-	(0.54)	(0.37)	(0.08)	(0.05)	(0.32)

Net Asset Value, at End of Period	$ 20.64	$ 18.00	$ 20.52	$ 18.93	$ 14.40	$ 15.12

Total Return **	14.72%***	(9.36)%	10.21%	32.07%	(4.41)%	13.04%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 110,530	$97,563	$102,690	$ 72,946	$ 35,365	$ 29,392
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.09%	0.72%	0.32%	(0.04)%	(0.02)%	(0.02)%
Portfolio Turnover	7.74%***	20.10%	27.67%	9.71%	12.19%	12.03%

(a) Amount calculated is less than 0.005.

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Not Annualized

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2019 (UNAUDITED)

1.    ORGANIZATION

The Clark Fork Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “Act”) and was organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on October 28, 2010.  The Trust is authorized to issue one or more series of beneficial interests and issue classes of any series or divide shares of any series into two or more separate classes.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the Tarkio Fund (the “Fund”).  The Fund is a non-diversified fund.  The investment adviser to the Fund is Front Street Capital Management, Inc. (the “Adviser”).

The Fund’s investment objective is long term growth of capital.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Financial Services-Investment Companies.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended May 31, 2019. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred.  During the six months ended November 30, 2019, the Fund did not incur any interest or penalties.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

OTHER:  The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities.

3.  SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees (“Board”). Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis, and are categorized as Level 2 or 3, depending on the inputs used.

Money market mutual funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of November 30, 2019:

Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$110,010,309	$ -	$ -	$ 110,010,309
Money Market Fund	184,300	-	-	184,300
Total	$110,194,609	$ -	$ -	$ 110,194,609

* See the Schedule of Investments for categories by industry.

The Fund did not hold any Level 2 or Level 3 assets or derivative instruments at any time during the six months ended November 30, 2019.

AFFILIATED COMPANIES: If a Fund and/or Adviser owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended November 30, 2019, the Fund and Adviser, in combination, owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

those issuers are considered affiliates of that Fund for purposes of the 1940 Act. The table below sets forth information regarding the Fund’s investment in an affiliated company.

YRC Worldwide, Inc.
Market Value as of May 31, 2019	$ 6,142,068
Purchases	339,898
Sales	(909,475)
Net Realized Loss on Sale of Investments	(1,828,398)
Net Change in Unrealized Appreciation on Investments Held at Period End	1,015,569
Market Value as of November 30, 2019	$ 4,759,662
Share Balance as of November 30, 2019	1,363,800
Dividend Income	$ -

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Front Street Capital Management, Inc. serves as investment adviser to the Fund.  Subject to the authority of the Board, the Adviser is responsible for management of the Fund's investment portfolio. The Adviser is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund during the term of the Investment Advisory Agreement (“Agreement”).

Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser pays the operating expenses of the Fund excluding fees payable under the Agreement and the Services Agreement, brokerage fees and commissions, taxes, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses.  For the six months ended November 30, 2019, the Adviser earned $393,207 in Advisory fees.  At November 30, 2019, the Fund owed the Adviser $67,359.

The Fund entered into a Services Agreement with the Adviser. Under the Services Agreement the adviser is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data.  In addition, the Adviser is also obligated to pay for certain operational expenses of the Fund including those related to transfer agency, fund accounting, audit, legal and chief compliance officer services.  Under the Services Agreement, the Adviser receives an additional fee of 0.25% of the average daily net assets of the Fund and is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data.  For the six months ended November 30, 2019, the Fund incurred $131,069 in service fees. At November 30, 2019 the Fund owed $22,453 in service fees to the Adviser.

Officers and a Trustee of the Trust are also Officers of the Adviser.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

5.  CAPITAL SHARE TRANSACTIONS

At November 30, 2019, paid in capital amounted to $82,154,052 of the Fund. Transactions in capital stock were as follows:

	Six Months ended November 30, 2019		Year ended May 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	111,644	$ 2,166,980	571,353	$ 11,592,923
Shares issued in reinvestment of dividends	-	-	174,265	2,807,411
Shares redeemed	(178,683)	(3,464,132)	(328,880)	(6,542,974)
Net increase (decrease)	(67,039)	$(1,297,152)	416,738	$ 7,857,360

6.  INVESTMENT TRANSACTIONS

For the six months ended November 30, 2019, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 8,079,564

Sales

Investment Securities                          $ 9,521,958

As of November 30, 2019, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 33,318,166
Gross (Depreciation)	(9,682,744)
Net Appreciation on Investments	$ 23,635,422

At November 30, 2019, the aggregate cost of securities for federal income tax purposes was $86,559,187.

As of the fiscal year ended May 31, 2019, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income

$      184,347

Undistributed Long-term Capital Gains

                     2,985,837

Unrealized Appreciation

   10,941,940

$ 14,112,124

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to Fund distributions and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. The Fund made no reclassifications for the year ended May 31, 2019 on the Statement of Assets and Liabilities.

8.  DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2019 and 2018 were as follows:

	2019	2018
Ordinary Income	$ 574,683	$ 640,038
Long-term Capital Gain	$ 2,232,728	$ 1,073,215

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The Fund did not pay any distributions for the six months ended November 30, 2019.

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act. As of November 30, 2019, TD Ameritrade, Inc. held in an omnibus account for the benefit of others approximately 77% of the voting securities of the Fund. The Fund does not know whether any underlying accounts of TD Ameritrade, Inc., owned or controlled 25% of the voting securities of the Fund.

11.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

12.  NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted these amendments.

On October 4, 2018, the SEC amended Regulation S-X to require certain disclosure requirements to conform them to GAAP for investment companies. Effective November 5, 2018, the Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund’s adoption of those amendments, effective with the financial statements prepared as of November 30, 2019, had no effect on the Fund’s net assets or results of operations.

TARKIO FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2019 (UNAUDITED)

Expense Example

As a shareholder of the Tarkio Fund, you incur costs such as ongoing costs which consist of management fees and service fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2019 through November 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2019	November 30, 2019	June 1, 2019 to November 30, 2019
Actual	$1,000.00	$1,147.22	$5.38
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.05	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

TARKIO FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2019 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on February 28 and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-231-2901.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.

TARKIO FUND

TRUSTEES & OFFICERS

NOVEMBER 30, 2019 (UNAUDITED)

Interested Trustees and Officers

Name, Address(1) and Age	Position(s) with the Trust	Length of Term of Office and Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Russell T. Piazza (2) (64)	Interested Trustee and Chairman of the Board of Trustees and President	Indefinite Term; Since 2011	Registered Representative, Crowell Weedon & Co. (stock brokerage and financial advisory services company), 1977 to 1979. President & Portfolio Manager, Vice President of Investments, Piper Jaffray & Co. (stock brokerage and investment advisory firm), 1979 to 2006. Portfolio Manager, Front Street Capital Management, Inc., 2006 to Present.	1	None
Virginia Belker (54)	Chief Compliance Officer	Indefinite Term; Since 2011

Branch Administrative Manager, Piper Jaffray & Co. (stock brokerage and investment advisory firm), 2006. Branch Administrative Manager, UBS Financial Services, 2006. Chief Compliance Officer, Front Street Capital Management, Inc. 2006 to Present.

				N/A	N/A
Michele Blood (54)	Treasurer	Indefinite Term; Since 2015

Senior Registered Investment Assistant at Piper Jaffray & Co. (stock brokerage and investment advisory firm),  from 1987 until 2006 (merged with UBS Financial Services in 2006).  Co-founder and Vice President of Front Street Capital Management, Inc. 2006 to present.  Michele received her certificate of Accounting and Technology from the University of Montana, College of Technology.

				N/A	N/A
John H. Lively (51)	Secretary	Indefinite Term; Since 2010	Attorney, Practus, LLP (law firm), May 1, 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to April 30, 2018.	N/A	N/A

(1) The address of each trustee and officer is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

(2) Trustee who is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Advisor.

TARKIO FUND

TRUSTEES & OFFICERS (CONTINUED)

NOVEMBER 30, 2019 (UNAUDITED)

 Independent Trustees

Name, Address(1) and Age	Position(s) with the Trust	Length of Term of Office and Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Simona Stan (54)	Independent Trustee	Indefinite Term; Since 2011	Associate Professor of Marketing and Interim Director of the MBA Program in the School of Business Administration at the University of Montana College of Business (Since 2006); Assistant Professor at University of Oregon (2001 – 2006).	1	None
Michael Munsey (73)	Independent Trustee	Indefinite Term, Since May 2013	Owner, The Depot (restaurant), Missoula, Montana, founded in 1974	1	None

(1) The address of each trustee is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

This Page Was Left Blank Intentionally

INVESTMENT ADVISER

Front Street Capital Management, Inc.

218 East Front Street, Suite 205

Missoula, MT  59802

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the Trust’s Statement of Additional Information.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clark Fork Trust

By /s/ Russell T. Piazza

     Russell T. Piazza

     Chairman of the Board, Principal Executive Officer

Date: January 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell T. Piazza

      Russell T. Piazza

      Chairman of the Board, Principal Executive Officer

Date January 31, 2020

By /s/ Michele Blood

      Michele Blood

      Principal Financial Officer, Treasurer

Date January 31, 2020